SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	9 Months Ended
Sep. 30, 2023
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4
Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4-8
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3